October 1, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:            JNLNY Separate Account I
File Nos. 333-192972 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement and form of statement of additional information supplement that would have been filed under paragraph (c) do not differ from those contained in the most recent pre-effective amendment; and that the text of the most recent pre-effective amendment was filed electronically.

If you have any questions, please call me at (517) 367-3872.

Very truly yours,

/s/ FRANK J. JULIAN

Frank J. Julian
Assistant Vice President, Legal